Cover	Mar. 11, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41977
Entity Registrant Name	NATURE’S MIRACLE HOLDING INC.
Entity Central Index Key	0001947861
Entity Tax Identification Number	88-3986430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	798-6260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NMHI
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, at an exercise price of $11.50 per share
Trading Symbol	NMHIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	LBBB Merger Corp.
Entity Address, Address Line Two	667 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065